Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	93 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 03, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value	$ 18,269	$ 18,269	$ 18,269	$ 18,269	$ 18,269	$ 17,158	$ 15,213	$ 20,695	$ 14,607	$ 14,906	$ 11,363	$ 11,906		$ 11,047	$ 10,252	$ 9,550
Average Annual Return, Percent	1.69%	3.20%			6.21%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.48%	4.15%			6.70%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value	$ 17,907	$ 17,907	$ 17,907	17,907	$ 17,907	16,942	15,104	20,691	14,704	15,097	11,584	12,216		11,409	10,660	10,000
Average Annual Return, Percent	4.70%	3.47%			6.00%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.70%	3.47%			6.00%
Class F
Account Value [Line Items]
Line Graph and Table Measure Name			Class F
Account Value	$ 16,699	$ 16,699	$ 16,699	$ 16,699	$ 16,699	15,636	13,800	18,719	13,165	13,387	10,169	10,616	$ 10,000
Class F | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.79%	4.52%		6.84%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Account Value	$ 196,347	$ 196,347	196,347	$ 196,347	$ 196,347	183,993	162,613	220,762	155,386	158,161	120,247	125,633		116,232	107,623	100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.71%	4.42%			6.98%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Account Value	$ 18,843	$ 18,843	18,843	18,843	$ 18,843	17,727	15,736	21,446	15,158	15,497	11,823	12,411		11,532	10,715	10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.30%	3.99%			6.54%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
Account Value	$ 19,799	$ 19,799	19,799	19,799	$ 19,799	18,539	16,373	22,194	15,609	15,873	12,057	12,588		11,637	10,769	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.79%	4.52%			7.07%
S&P 500 Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
S&P 500 Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 28,497	$ 28,497	$ 28,497	$ 28,497	$ 28,497	22,794	18,049	22,041	17,125	14,464	11,000	11,505	10,000
Average Annual Return, Percent	25.02%	14.52%		14.48%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 342,540	$ 342,540	342,540	$ 342,540	$ 342,540	273,988	216,956	264,938	205,849	173,861	132,227	138,290		113,509	101,384	100,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Linked Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 16,877	$ 16,877	16,877	16,877	$ 16,877	16,086	14,445	19,247	13,622	14,357	11,239	11,784		11,199	10,320	10,000
Average Annual Return, Percent	4.92%	3.29%			5.37%
Linked Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 16,877	$ 16,877	$ 16,877	16,877	$ 16,877	16,086	14,445	19,247	13,622	14,357	11,239	11,784		11,199	10,320	10,000
Average Annual Return, Percent	4.92%	3.29%			5.37%
Linked Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 14,867	$ 14,867	$ 14,867	$ 14,867	$ 14,867	14,169	12,724	16,954	11,999	12,646	9,900	10,380	$ 10,000
Average Annual Return, Percent	4.92%	3.29%		5.25%
Linked Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 168,774	$ 168,774	168,774	$ 168,774	$ 168,774	160,856	144,452	192,470	136,215	143,568	112,392	117,840		111,987	103,196	100,000
Average Annual Return, Percent	4.92%	3.29%			5.37%
Linked Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 16,877	$ 16,877	16,877	16,877	$ 16,877	16,086	14,445	19,247	13,622	14,357	11,239	11,784		11,199	10,320	10,000
Average Annual Return, Percent	4.92%	3.29%			5.37%
Linked Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Index1
Account Value	$ 16,877	$ 16,877	$ 16,877	$ 16,877	$ 16,877	$ 16,086	$ 14,445	$ 19,247	$ 13,622	$ 14,357	$ 11,239	$ 11,784		$ 11,199	$ 10,320	$ 10,000
Average Annual Return, Percent	4.92%	3.29%			5.37%